Debt (BNDES) - Additional Information (Detail) BRL in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Agreement	Dec. 31, 2015 BRL Agreement	Dec. 31, 2014 USD ($)	Dec. 31, 2014 BRL	Sep. 30, 2016 USD ($)	Sep. 16, 2016 USD ($)	Dec. 31, 2015 BRL	Dec. 31, 2014 BRL
Debt Instrument [Line Items]
Commitment on loan agreement	$ 85,000,000						BRL 177
Line of credit facility, outstanding borrowings | $					$ 0	$ 1,500,000,000
Weighted-average interest rate	8.49%	8.49%	8.49%	8.49%
Early repayment of outstanding borrowings	$ 15,000,000	BRL 48	$ 20,000,000	BRL 47
Interest rate margin	1.55%	1.55%
Outstanding borrowings	$ 38,000,000		$ 58,000,000				BRL 146	BRL 156
Interest rate of outstanding borrowings	6.55%	6.55%	6.55%	6.55%
Aluminio [Member]
Debt Instrument [Line Items]
Early repayment of outstanding borrowings	$ 3,000,000	BRL 10	$ 5,000,000	BRL 11
Loan Agreement With Bndes [Member]
Debt Instrument [Line Items]
Long-term interest rate	7.00%		5.00%				7.00%	5.00%
Weighted-average margin on long term debt	1.48%	1.48%	1.48%	1.48%
Number of Subloan agreement | Agreement	3	3
Three Of Subloans [Member] | Loan Agreement With Bndes [Member]
Debt Instrument [Line Items]
Commitment on loan agreement	$ 397,000,000						BRL 687
Two Of Subloans [Member] | Loan Agreement With Bndes [Member]
Debt Instrument [Line Items]
Principal and interest							667
Third Subloan [Member] | Loan Agreement With Bndes [Member]
Debt Instrument [Line Items]
Principal and interest							20
BNDES Loans, Due 2014-2029 [Member]
Debt Instrument [Line Items]
Line of credit facility, outstanding borrowings	136,000,000		$ 209,000,000				BRL 522	BRL 560
Additional borrowing amount	$ 1,000,000	BRL 1	$ 1,000,000	BRL 2